Recoverable Taxes - Additional Information (Details) - BRL (R$) R$ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Recognized operational revenue	R$ 220
PIS/PasepTaxes and Cofins [member]
IfrsStatementLineItems [Line Items]
Tax payables		R$ 1,335	R$ 1,453